CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 624,539	$ 60,135	$ 1,537,776	$ (973,372)
Balance, shares at Dec. 31, 2010		60,135,344
Stock-based compensation expense	27,742		27,742
Issuance of common stock for services	21,550	50	21,500
Issuance of common stock for services, shares		50,000
Net income (loss)	713,338			713,338
Balance at Dec. 31, 2011	1,387,169	60,185	1,587,018	(260,034)
Balance, shares at Dec. 31, 2011	60,135,344	60,185,344
Stock-based compensation expense	46,089		46,089
Discount on convertible notes to related parties	4,270		4,270
Net income (loss)	(1,920,972)			(1,920,972)
Balance at Dec. 31, 2012	$ (483,444)	$ 60,185	$ 1,637,377	$ (2,181,006)
Balance, shares at Dec. 31, 2012	60,185,344	60,185,344